Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Principles of Consolidation	(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, and include the accounts of Diana Shipping Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. For entities in which the Company has a variable interest, the Company determines if the entity is a VIE by considering whether the entity’s equity investment at risk is sufficient to finance its activities without additional subordinated financial support and whether the entity’s at-risk equity holders have the characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary of a VIE, the Company considers whether it individually has the power to direct the activities of the VIE that most significantly affect the entity’s performance and also has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE. The Company has identified that it has variable interests in Diana Containerships Inc. and Diana Wilhelmsen Management Limited. The Company assessed reconsideration events and concluded that Diana Containerships Inc. is a VIE, however the Company is not the primary beneficiary (Notes 3(a) and 4(b)).
Use of Estimates	(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other Comprehensive Income / (Loss)	(c) Other Comprehensive Income / (loss): The Company separately presents certain transactions, which are recorded directly as components of stockholders’ equity. Other Comprehensive Income / (Loss) is presented in a separate statement.
Foreign Currency Translation	(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.
Cash and Cash Equivalents and Restricted Cash	(e) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents. Restricted cash consists mainly of cash deposits required to be maintained at all times under the Company’s loan facilities (Note 7). As of December 31, 2017, restricted cash also included $582 of cash guarantee which was restricted to withdrawal or usage.
Accounts Receivable, Trade	(f) Accounts Receivable, Trade: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, ballast bonus billings, if any, hold cleanings and extra voyage insurance, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was established as of December 31, 2017 and 2016.
Loan Receivable from Related Party	(g) Loan Receivable from Related Party: The amounts shown as Due from related parties, current and non-current, in the consolidated balance sheet as at December 31, 2017 and 2016, represent amounts receivable from Diana Containerships Inc., or Diana Containerships, with respect to a loan agreement, net of any provision for credit losses and does not include the $5,000 discount premium due on the termination date of the loan (Note 4(b)). Interest income and fees, deriving from the agreement are recorded in the accounts as incurred. At each balance sheet date, amounts due under the aforementioned loan agreement are assessed for purposes of determining the appropriate provision for credit losses. As at December 31, 2017 and 2016, the Company assessed the ability of Diana Containerships to meet its obligations under the loan agreement by taking into consideration existing economic conditions, the current financial condition of Diana Containerships, equity offerings, sale plans, historical losses, and other risks/factors that may affect Diana Containerships' future financial condition and its ability to meet its obligations. As a result of this assessment, the Company did not record any provision for credit losses, as it determined that Diana Containerships will be able to meet its obligations under the loan in the near future.
Inventories	(h) Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when on the balance sheet date a vessel remains idle. Bunkers, if any, are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.
Vessel Cost	(i) Vessel Cost: Vessels are stated at cost which consists of the contract price and any material expenses incurred upon acquisition or during construction. Expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Interest cost incurred during the assets' construction periods that theoretically could have been avoided if expenditure for the assets had not been made is also capitalized. The capitalization rate, applied on accumulated expenditures for the vessel, is based on interest rates applicable to outstanding borrowings of the period.
Property and equipment	(j) Property and equipment: The Company owns the land and building where its offices are located. Land is presented in its fair value on the date of acquisition and it is not subject to depreciation. The building has an estimated useful life of 55 years with no residual value. Depreciation is calculated on a straight-line basis. Equipment consists of office furniture and equipment, computer software and hardware and vehicles which consist of motor scooters and a car. The useful life of the car is 10 years, of the office furniture, equipment and the scooters is 5 years; and of the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.
Impairment of Long-Lived Assets	(k) Impairment of Long-Lived Assets: Long-lived assets (vessels, land, and building) and certain identifiable intangibles held and used by an entity are reviewed for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of the asset over its remaining useful life and its eventual disposition is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

With respect to the vessels, the Company determines undiscounted projected net operating cash flows for each vessel by considering the historical and estimated vessels’ performance and utilization, assuming (i) future revenues calculated for the fixed days, using the fixed charter rate of each vessel from existing time charters and for the unfixed days, the most recent 10 year average of historical 1 year time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Historical ten-year blended average one-year time charter rates are in line with the Company’s overall chartering strategy, they reflect the full operating history of vessels of the same type and particulars with the Company’s operating fleet and they cover at least a full business cycle; (ii) expected outflows for scheduled vessels’ maintenance; (iii) vessel operating expenses; and (iv) fleet utilization; assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its current fleet deployment strategy.

During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 are exceptional. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future. The Company performed the exercise discussed above which resulted to recording an impairment on certain vessels’ carrying value (Note 5). No impairment loss has been identified or recorded for 2016 and 2015.

With respect to the land and building, the Company determines undiscounted projected net operating cash flows by considering an estimated monthly rent the Company would have to pay in order to lease a similar property, during the useful life of the building. As at December 31, 2017, 2016 and 2015, no impairment loss was identified or recorded and the Company has not identified any other facts or circumstances that would require the write down of the value of its land or building in the near future.
Vessel Depreciation	(l) Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage (scrap) value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.
Accounting for Dry-Docking Costs	(m) Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due. Unamortized dry-docking costs of vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale or impairment.
Financing Costs	(n) Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees relating to drawn loan facilities are amortized to interest and finance costs over the life of the related debt using the effective interest method and fees incurred for loan facilities not used at the balance sheet date are amortized using the straight line method according to their availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred, unless they relate to loans obtained to finance vessels under construction, in which case they are capitalized to the vessels’ cost.
Concentration of Credit Risk	(o) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash, trade accounts receivable and the loan receivable from a related party. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits its credit risk with the loan receivable by performing ongoing credit evaluations of Diana Containerships’ financial condition. The loan agreement is guaranteed by second preferred mortgages over the vessels of Diana Containerships’ fleet (Note 4(b)). The Company has not entered into any agreement to mitigate credit risk.
Accounting for Revenues and Expenses	(p) Accounting for Revenues and Expenses: Revenues are generated from time charter agreements and are usually paid fifteen days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues are recorded over the term of the charter as service is provided. Income representing ballast bonus payments by the charterer to the vessel owner, if any, is recognized in the period earned. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Compensation due to earlier redelivery than the minimum period agreed in the charter party is recognized in the period earned. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. Deferred revenue may also include deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis, or the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated. Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type and gain or loss from the sale of bunkers on delivery to the time charterers. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as the Company’s revenues are earned.
Repairs and Maintenance	(q) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.
Earnings / (loss) per Common Share	(r) Earnings / (loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.
Segmental Reporting	(s) Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the dry-bulk vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.
Fair Value Measurements	(t) Fair Value Measurements: The Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.
Share Based Payments	(u) Share Based Payments: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.
Equity method investments	(v) Equity method investments: Investments in common stock in entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the Company’s share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. The Company assessed the financial condition of Diana Containerships (Note 3(a)), the market conditions that could affect its operations in the near future and historical losses of its investment and as a result the Company recorded impairment in 2017 and 2016, which is included in Loss from equity method investments in the accompanying statements of operations.
Going concern	(w) Going concern: The Company's policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued.
Recent Accounting Pronouncements

Recent Accounting Pronouncements adopted

As of January 1, 2017, the Company adopted ASU No. 2016-15- Statement of Cash Flows Classification of Certain Cash Receipts and Cash Payments and ASU No. 2016-18—Statement of Cash Flows – Restricted Cash.

The adoption of ASU No. 2016-15- Statement of Cash Flows Classification of Certain Cash Receipts and Cash Payments did not result in any changes in the classification of cash receipts and cash payments. The adoption of ASU No. 2016-18—Statement of Cash Flows – Restricted Cash, changed the presentation of restricted cash in cash flow, where amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Recent Accounting Pronouncements not yet adopted

In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, FASB issued ASU No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The Company has evaluated the impact of the standard after reviewing historical contracts and has determined that all of the Company's agreements are considered leases. Certain non-lease components which are required to be assessed according to this standard, may only affect presentation and disclosures and not the way revenue is recognized.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company is analyzing the impact of the adoption of this guidance on the Company's consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting" ("ASU 2017-09"), which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. ASU 2017-09 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017, however early adoption is permitted. The Company does not expect that the adoption of ASU 2017-09 will have a material effect in the Company's financial statements.

In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company does not expect that the adoption of ASU 2016-13 will have a material effect in the Company's financial statements.